SCHEDULE 1	12 Months Ended
Dec. 31, 2016
SCHEDULE 1
SCHEDULE 1

SCHEDULE 1-CONDENSED BALANCE SHEETS

(in thousands, except share and per share data)

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
Assets:
Cash and cash equivalents	430,635	394,505	56,821
Prepaid expenses and other assets	—	690	99
Amount due from a subsidiary	75,429	68,951	9,931
Held-to-maturity investments	—	34,021	4,900
Investments in subsidiaries and VIEs	499,171	1,645,630	237,021

Total assets	1,005,235	2,143,797	308,772

Liabilities:
Accrued expenses and other liabilities	28,293	3,878	559

Total liabilities	28,293	3,878	559

Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, and 117,000,000 and 119,512,300 shares issued and outstanding as of December 31, 2015 and 2016)	73	75	11
Additional paid-in capital	791,841	933,272	134,419
Accumulated other comprehensive income	101	29,457	4,243
Retained earnings	184,927	1,177,115	169,540

Total equity	976,942	2,139,919	308,213

Total liabilities and equity	1,005,235	2,143,797	308,772

YIRENDAI LTD.

SCHEDULE 1-CONDENSED STATEMENTS OF OPERATIONS

(in thousands, except share and per share data)

	Year ended December 31, 2014	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2016
	RMB	RMB	RMB	US$
Equity in earnings of subsidiaries and VIEs	(27,708)	275,340	1,145,645	165,007

Operating costs and expenses	—	(1)	(30,667)	(4,416)
Interest income	—	—	655	94
Non-operating income, net	—	—	765	110

Net (loss)/income	(27,708)	275,339	1,116,398	160,795

Basic net (loss)/income per share	(0.2771)	2.7356	9.4418	1.3599

Weighted average number of ordinary shares outstanding, basic	100,000,000	100,652,055	118,240,414	118,240,414

Diluted net (loss)/income per share	(0.2771)	2.7356	9.3865	1.3519

Weighted average number of ordinary shares outstanding, diluted	100,000,000	100,652,055	118,937,082	118,937,082

YIRENDAI LTD.

SCHEDULE 1-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS

(in thousands, except share and per share data)

	Year ended December 31, 2014	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2016
	RMB	RMB	RMB	US$
Net (loss)/income	(27,708)	275,339	1,116,398	160,795

Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	—	101	29,356	4,228

Comprehensive (loss)/income	(27,708)	275,440	1,145,754	165,023

YIRENDAI LTD.

SCHEDULE 1-CONDENSED STATEMENTS of CASH FLOW

(in thousands, except share and per share data)

	Year ended December 31, 2014	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2016
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net (loss)/income	(27,708)	275,339	1,116,398	160,795
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	27,708	(275,340)	(1,145,645)	(165,007)
Share-based compensation	—	—	17,223	2,480
Changes in operating liabilities:
Prepaid expenses and other assets	—	—	(690)	(99)
Accrued expenses and other current liabilities	—	6,469	(2,592)	(373)

Net cash provided by/(used in) operating activities	—	6,468	(15,306)	(2,204)

Cash Flows from Investing Activities:
Amounts due from subsidiaries	—	(75,429)	6,479	933
Purchase of held-to-maturity investments	—	—	(34,021)	(4,900)
Investment in a subsidiary	(231,996)	—	—	—

Net cash used in other investing activities	(231,996)	(75,429)	(27,542)	(3,967)

Cash Flows from Financing Activities:
Cash contribution from owner	231,996	62	—	—
Proceeds from initial public offering, net of offering cost	—	441,600	—	—
Proceeds from concurrent private placement, net of offering cost	—	58,256	—	—
Payments of initial public offering cost	—	—	(21,824)	(3,143)

Net cash provided by/(used in) financing activities	231,996	499,918	(21,824)	(3,143)

Effect of foreign exchange rate changes	—	(322)	28,542	4,111

Net increase in cash and cash equivalents	—	430,635	(36,130)	(5,203)
Cash and cash equivalents, beginning of year	—	—	430,635	62,024

Cash and cash equivalents, end of year	—	430,635	394,505	56,821

YIRENDAI LTD.

SCHEDULE 1-NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in its subsidiaries and VIEs.

2.	INVESTMENTS IN SUBSIDIARIES AND VIES

The Company, its subsidiaries and VIEs are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and VIEs are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIEs are reported as earnings from subsidiaries and VIEs in the accompanying condensed financial information of parent company.

3.	AMOUNT DUE FROM A SUBSIDIARY

Amount due from a subsidiary represents an interest-free, unsecured and repayable on demand loan provided to Yirendai HK.

4.	MATERIAL CONTINGENCIES

As of December 31, 2016, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.